Ordinary Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2021	Mar. 11, 2021	Dec. 31, 2020	Dec. 31, 2019
Ordinary shares, par value (in dollars per share)			$ 0.00001	$ 0.00001
Rockley Photonics Holdings Limited
Ordinary shares, par value (in dollars per share)		$ 0.00001
Additional paid in capital	$ 50	$ 50
Rockley Photonics Holdings Limited | Management [Member]
Additional paid in capital		$ 50,000